Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases

NOTE 16. LEASES
This Note provides information for leases where the Grupo is the lessee:
(i) Amounts recognized in the Statement of Financial Position:

	12.31.24	12.31.23
Right-of-use asset (1)	56,361,689	38,708,760
Real estate	56,361,689	38,708,760
Lease Liabilities (2)	(53,715,615)	(64,154,942)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.
Additions to the right-of-use assets during the financial year were Ps.10,620,359.
The maturity of lease liabilities is disclosed in Note 45.
(ii) Amounts recognized in the Statement of Income:

	12.31.24	12.31.23
Charge for depreciation of right-of-use assets (1)(2)	(12,625,116)	(14,722,407)
Interest Expenses (3)	(5,665,756)	(7,413,608)
Expenses related to short-term leases (4)	(131,442)	(469,656)
Expenses related to low-value assets leases (4)	(1,293,315)	(1,134,640)
Sublease Income (5)	212,852	153,669
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation Expenses, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.
The roll forward of right -of-use assets and lease liabilities during the years 2024 and 2023 is as follows:

Right-of-use assets	12.31.24	12.31.23
Balances at the beginning of the year	38,708,760	50,131,785
Acquisitions through business combinations (*)	23,311,209	—
Additions	10,620,359	11,510,237
Cancellation of contracts	(3,653,523)	(8,210,855)
Depreciation of the year	(12,625,116)	(14,722,407)
Balances at the end of the year	56,361,689	38,708,760
(*) See Note 15

Lease liabilities(1)	12.31.24	12.31.23
Balances at the beginning of the year	64,154,942	52,050,060
Acquisitions through business combinations	14,696,639	—
New contracts	10,620,359	11,510,237
Cancellation of contracts	(3,892,573)	(8,210,855)
Lease payments	(13,014,252)	(13,877,834)
Leases financial cost	5,665,756	7,413,608
Translation differences and inflation adjustment	(24,515,256)	15,269,726
Balances at the end of the year	53,715,615	64,154,942
(1)Recorded in the item Other Financial Liabilities, see Note 25.
The total cash flows related to leases was Ps.13,014,252.